INCOME TAX - Provision and Components (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
INCOME TAX
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Provision for income taxes
Current tax expense/(benefit)	₽ 12,370	$ 167.4	₽ 9,811	₽ 10,465
Deferred tax (benefit)/expense	685	9.3	1,845	(2,264)
Income tax expense	13,055	176.7	11,656	8,201
Components of net income before income taxes
Income/(loss) before income tax expense	37,204	503.6	₽ 22,855	52,459
Gains from deconsolidation/consolidation of Yandex.Market	₽ 19,230	$ 260.3		₽ 28,244
Russia
INCOME TAX
Dividend withholding tax (as a percent)	5.00%	5.00%	5.00%	5.00%
Netherlands
INCOME TAX
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Russia
Provision for income taxes
Current tax expense/(benefit)	₽ 12,421	$ 168.1	₽ 9,052	₽ 8,220
Deferred tax (benefit)/expense	1,219	16.5	1,351	(1,656)
Components of net income before income taxes
Income/(loss) before income tax expense	40,332	545.9	38,626	33,392
Netherlands
Provision for income taxes
Current tax expense/(benefit)	(119)	(1.6)	563	1,672
Deferred tax (benefit)/expense	(719)	(9.7)	418	(270)
Components of net income before income taxes
Income/(loss) before income tax expense	(3,348)	(45.3)	(16,916)	17,665
Other
Provision for income taxes
Current tax expense/(benefit)	68	0.9	196	573
Deferred tax (benefit)/expense	185	2.5	76	(338)
Components of net income before income taxes
Income/(loss) before income tax expense	₽ 220	$ 3.0	₽ 1,145	₽ 1,402
Yandex LLC | Russia
INCOME TAX
Federal and local income tax rate (as a percent)	20.00%	20.00%	20.00%	20.00%